Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Disaggregation Revenue

Disaggregation of revenue is as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Sector
Public	11,279,200	11,488,228	6,307,454
Private	22,571,841	16,084,464	15,560,766
	33,851,041	27,572,692	21,868,220